Loans Payable	3 Months Ended
Mar. 31, 2023
Loans Payable
Loans Payable

7. Loans Payable

As at	March 31, 2023	December 31, 2022
Unsecured, interest bearing loans at 10% per annum[1]	$12,406	$12,107
Unsecured, interest bearing loan at 45.33% per annum[2]	47,913	56,537
Unsecured, interest-bearing loan at TLREF + 3.5944% per annum[3]	69,477	97,911
Unsecured, interest bearing loans at 1% per month[4]	2,177,418	-
Unsecured, interest bearing loan at 37.7% per annum[5]	104,216	-
Total loans payable	2,411,430	166,555
Current portion of loans payable	(2,402,867)	(145,866)
Long-term portion of loans payable	$8,563	$20,689

(1)	Loans bearing interest accrue at 10% per annum are all unsecured. The loans matured between January and April 1, 2021 and are now due on demand. During the three months ended March 31, 2023, the Company made principal payments of $Nil (2022 - $1,516) and $Nil (2022 - $1,113) in interest payments.

(2)	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately US$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the three months ended March 31, 2023, the Company made $7,359 (2022 - $nil) in principal payments and $6,153 (2022 - $nil) in interest payments.

(3)	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the three months ended March 31, 2023, the Company made $26,447 (2022 - $nil) in principal payments and $2,997 (2022 - $nil) in interest payments.

(4)	On February 1, 2023, the Company entered into an agreement with to borrow $2,200,000. The loan was issued with a $200,000 discount and bears interest at a rate of 1% per month. The maturity date is April 1, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payment on the loan is $100,000. Upon repayment of the loan at any time, the Company has to pay an exit fee of $50,000. The minimum interest payment and exit fee have been recorded on the consolidated statement of comprehensive loss as finance costs. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. During the three months ended March 31, 2023, the Company recognized accretion expense of $27,419 (2022 - $nil). On April 26, 2023, the Company repaid the loan in its entirety, including the minimum interest and exit fee.

(5)	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately US$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the three months ended March 31, 2023, the Company made $Nil (2022 - $nil) in principal payments and $1,417 (2022 - $nil) in interest payments.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)